Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	$ (265)	$ (360)
Current service cost for benefits earned during the year	27	36
Interest (expense) income	(8)	(9)
Past service cost, including curtailment gains and settlements	(15)	(2)
Foreign exchange rate changes and other	7	(8)
Components of defined benefit expense recognized in earnings	43	55
Changes in financial assumptions	(423)	(83)
Changes in demographic assumptions	(21)	(9)
Gain on plan assets (excluding amounts included in net interest)	337	(33)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(107)	(125)
Contributions by plan participants	0	0
Employer contributions	(24)	(25)
Benefits paid	0	0
Cash flows	(24)	(25)
Ending Balance	(177)	(265)
Other assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	170
Ending Balance	157	170
Pension and other post-retirement benefits liabilities [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(419)
Ending Balance	(319)	(419)
Payables and accrued charges [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(16)
Ending Balance	(15)	(16)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,996)	(2,066)
Current service cost for benefits earned during the year	27	36
Interest (expense) income	(60)	(57)
Past service cost, including curtailment gains and settlements	24	(2)
Foreign exchange rate changes and other	28	(7)
Components of defined benefit expense recognized in earnings	(35)	(102)
Changes in financial assumptions	(423)	(83)
Changes in demographic assumptions	(21)	(9)
Gain on plan assets (excluding amounts included in net interest)	0	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	(444)	(92)
Contributions by plan participants	6	6
Employer contributions	0	0
Benefits paid	(86)	(86)
Cash flows	(80)	(80)
Ending Balance	(1,507)	(1,996)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,731)	(1,706)
Current service cost for benefits earned during the year	0	0
Interest (expense) income	52	48
Past service cost, including curtailment gains and settlements	(39)	0
Foreign exchange rate changes and other	(21)	(1)
Components of defined benefit expense recognized in earnings	(8)	47
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Gain on plan assets (excluding amounts included in net interest)	337	(33)
Remeasurements of the net defined benefit liability recognized in OCI during the year	337	(33)
Contributions by plan participants	(6)	(6)
Employer contributions	(24)	(25)
Benefits paid	86	86
Cash flows	56	55
Ending Balance	$ (1,330)	$ (1,731)